Deferred Income Tax - Changes of Net Deferred Tax Assets and Liabilities (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Changes in Deferred Tax Assets and Liabilities [Line Items]
At beginning of period	¥ (250,120)
Deferred tax benefit (expense)	56,011	¥ (141,365)	¥ 29,453
Deferred tax relating to other comprehensive income:
At end of period	(622,259)	(250,120)
IFRS 9 [member]
Changes in Deferred Tax Assets and Liabilities [Line Items]
At beginning of period	(250,120)	(200,299)
Deferred tax benefit (expense)	56,011	(141,365)
Deferred tax relating to other comprehensive income:
Remeasurements of defined benefit plans reserve	(15,485)	(2,288)
Financial instruments at fair value through other comprehensive income reserve	(417,101)	92,181
Own credit on financial liabilities designated at fair value through profit or loss reserve	3,644	(3,934)
Exchange differences on translating foreign operations reserve		860
Acquisition and disposal of subsidiaries and businesses	(50)
Exchange differences and others	842	4,725
At end of period	¥ (622,259)	¥ (250,120)	¥ (200,299)